Liquidity Risk - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Notional amount	£ 223,242	£ 176,472
Multi-currency medium term funding
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Notional amount	5,600
Multi-currency medium term funding | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Notional amount	1,500
Multi-currency medium term funding, other secured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Notional amount	4,100
Tier 2 securities | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Notional amount	£ 1,100